Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ALTERITY THERAPEUTICS LIMITED
Entity Central Index Key	0001131343
Entity File Number	000-49843
Entity Incorporation, State or Country Code	C3
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Level 14, 350 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3000
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 600 Ordinary Shares
Trading Symbol	ATHE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	9,127,370,686
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	David Stamler
Entity Address, Address Line One	Level 14, 350 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3000
Entity Phone Fax Numbers [Line Items]
City Area Code	+61
Local Phone Number	3 9349 4906